RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party and affiliated company payables
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	$ 31,064	$ 35,370
SFL
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	6,829	7,380
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	2,594	1,153
Golden Ocean
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	0	1,283
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	340	686
TFG Marine
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	21,195	24,390
Front Ocean Management
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	106	5
Avance Gas
Disclosure of transactions between related parties [line items]
Related party and affiliated company payables	$ 0	$ 473